Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2022	Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as computed in accordance with SEC rules) and certain financial performance of the Company. For further information concerning the Company’s compensation philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis” above.
Pay Versus Performance Table

Year	Summary Compensation Table Total for First PEO ($)(1)	Summary Compensation Table Total for Second PEO ($)(1)	Compensation Actually Paid to First PEO ($)(1)	Compensation Actually Paid to Second PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ millions)	Selected Measure: Adjusted EBIT ($ millions)(4)
							Total Shareholder Return	Peer Group Total Shareholder Return(3)
(a)	(b)(1)	(b)(2)	(c)(1)	(c)(2)	(d)	(e)	(f)	(g)	(h)	(i)
2022	10,614,474	6,602,134	1,261,318	4,482,433	3,972,278	2,812,149	$83.78	$142.31	$192	$633
2021	6,775,219	N/A	4,817,133	N/A	2,255,922	2,040,574	$108.95	$146.30	$264	$620
2020	6,473,355	N/A	2,367,048	N/A	2,257,115	799,916	$93.91	$118.05	$122	$537
(1)
The first PEO was Mr. Bryant who served as our CEO for the full years of 2020 and 2021 and through August 31, 2022 for 2022. The second PEO was Mr. Sachdev, who served as our interim CEO from August 31, 2022 through December 31, 2022. The dollar amounts reported in column (b)(1) for the first PEO are the amounts of total compensation reported for Mr. Bryant (for 2022, 2021 and 2020) in the “Total” column of the Summary Compensation Table. The dollar amount reported in column (b)(2) for the second PEO are the amounts of total compensation reported for Mr. Sachdev for 2022 in the “Total” column of the Summary Compensation Table. Reconciliation of Compensation Actually Paid for both PEOs reported in columns (c)(1) and (c)(2) are set forth below.

(2)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Bryant (for 2022, 2021 and 2020) and Mr. Sachdev (for 2022)) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding Messrs. Bryant and Sachdev) for purposes of calculating the average amounts in each applicable year are as follows: (a) for 2022, Messrs. Lannon, Weaver, Berube and Awada; (b) for 2021, Messrs. Lannon and Berube and Shelley Bausch, Senior Vice President, Global Industrial Coatings, and Jacqueline Scanlan, Senior Vice President and Chief Human Resources Officer; and (c) for 2020, Messrs. Lannon, Berube, Weaver and Awada and Steven Markevich, former Executive Vice President and President, Transportation Coatings and Greater China. A reconciliation of Average Compensation Actually Paid to Non-PEO NEOs reported in column (e) is set forth below.

(3)
For each year, total shareholder return for the Company and the peer group was calculated in accordance with Item 201(e) and Item 402(v) of Regulation S-K. For purposes of this pay versus performance disclosure, our peer group is the same peer group used for purposes of the performance graph included in the Company’s Annual Reports on Form 10-K and reflects the S&P 400 Materials index for the fiscal years ended December 31, 2022 and 2021 and the S&P 500 Chemicals Index for the fiscal year ended December 31, 2020.

(4)
The Company has determined that Adjusted EBIT is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs for the most recently completed fiscal year. As is described in “Compensation Discussion and Analysis” above, Adjusted EBIT for compensation purposes is Adjusted EBIT, as externally reported for the applicable fiscal year, adjusted to reflect certain items for each such fiscal year as is described in the “Compensation Discussion and Analysis” above for 2022. For consistency of presentation, Adjusted EBIT for 2020 and 2021 is shown as defined for each year, both as is described in the Company’s definitive proxy statements filed on April 22, 2022 and March 29, 2021 for 2021 and 2020, respectively, in each case plus step-up depreciation and amortization.

A reconciliation of the PEO Summary Compensation Table total compensation to the Compensation Actually Paid (“CAP”) is provided in the following tables for each PEO shown in the table above.
First PEO SCT Total Compensation to CAP Reconciliation
Year	Summary Compensation Table Total for First PEO ($)	Minus SCT Equity Awards ($)	Plus Year End Fair Value of Equity Awards Granted in the Year that are outstanding and unvested ($)	Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Plus Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Compensation Actually Paid for First PEO ($)
2022	10,614,474	-4,877,099	0	0	-17,101	-4,458,956	1,261,318
2021	6,775,219	-4,670,206	3,738,946	-959,254	-67,571	0	4,817,133
2020	6,473,355	-4,434,836	2,678,297	-1,476,578	-471,539	-401,652	2,367,048
Second PEO SCT Total Compensation to CAP Reconciliation
Year	Summary Compensation Table Total for Second PEO ($)	Minus SCT Equity Awards ($)	Plus Year End Fair Value of Equity Awards Granted in the Year that are outstanding and unvested ($)	Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Plus Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Compensation Actually Paid for Second PEO ($)
2022	6,602,134	-6,199,964	4,133,170	0	-52,907	0	4,482,433
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A
A reconciliation of the average Non-PEO NEO Summary Compensation Table total compensation to CAP is provided in the following table.
Average Non-PEO NEOs SCT Total Compensation to CAP Reconciliation
Year	Summary Compensation Table Total for Non-PEO NEOs ($)	Minus SCT Equity Awards ($)	Plus Year End Fair Value of Equity Awards Granted in the Year that and outstanding and unvested ($)	Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Plus Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Compensation Actually Paid for Non- PEO NEOs ($)
2022	3,972,278	-2,241,421	1,689,708	-473,166	-101,196	-34,053	2,812,149
2021	2,255,922	-1,328,274	1,185,299	-88,626	16,253	0	2,040,574
2020	2,257,115	-1,013,473	439,929	-193,334	-130,871	-559,448	799,916

Company Selected Measure Name			Adjusted EBIT
Named Executive Officers, Footnote [Text Block]
(2)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Bryant (for 2022, 2021 and 2020) and Mr. Sachdev (for 2022)) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding Messrs. Bryant and Sachdev) for purposes of calculating the average amounts in each applicable year are as follows: (a) for 2022, Messrs. Lannon, Weaver, Berube and Awada; (b) for 2021, Messrs. Lannon and Berube and Shelley Bausch, Senior Vice President, Global Industrial Coatings, and Jacqueline Scanlan, Senior Vice President and Chief Human Resources Officer; and (c) for 2020, Messrs. Lannon, Berube, Weaver and Awada and Steven Markevich, former Executive Vice President and President, Transportation Coatings and Greater China. A reconciliation of Average Compensation Actually Paid to Non-PEO NEOs reported in column (e) is set forth below.

Peer Group Issuers, Footnote [Text Block]
(3)
For each year, total shareholder return for the Company and the peer group was calculated in accordance with Item 201(e) and Item 402(v) of Regulation S-K. For purposes of this pay versus performance disclosure, our peer group is the same peer group used for purposes of the performance graph included in the Company’s Annual Reports on Form 10-K and reflects the S&P 400 Materials index for the fiscal years ended December 31, 2022 and 2021 and the S&P 500 Chemicals Index for the fiscal year ended December 31, 2020.

Adjustment To PEO Compensation, Footnote [Text Block]
A reconciliation of the PEO Summary Compensation Table total compensation to the Compensation Actually Paid (“CAP”) is provided in the following tables for each PEO shown in the table above.
First PEO SCT Total Compensation to CAP Reconciliation
Year	Summary Compensation Table Total for First PEO ($)	Minus SCT Equity Awards ($)	Plus Year End Fair Value of Equity Awards Granted in the Year that are outstanding and unvested ($)	Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Plus Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Compensation Actually Paid for First PEO ($)
2022	10,614,474	-4,877,099	0	0	-17,101	-4,458,956	1,261,318
2021	6,775,219	-4,670,206	3,738,946	-959,254	-67,571	0	4,817,133
2020	6,473,355	-4,434,836	2,678,297	-1,476,578	-471,539	-401,652	2,367,048
Second PEO SCT Total Compensation to CAP Reconciliation
Year	Summary Compensation Table Total for Second PEO ($)	Minus SCT Equity Awards ($)	Plus Year End Fair Value of Equity Awards Granted in the Year that are outstanding and unvested ($)	Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Plus Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Compensation Actually Paid for Second PEO ($)
2022	6,602,134	-6,199,964	4,133,170	0	-52,907	0	4,482,433
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Non-PEO NEO Average Total Compensation Amount			$ 3,972,278	$ 2,255,922	$ 2,257,115
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,812,149	2,040,574	799,916
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
A reconciliation of the average Non-PEO NEO Summary Compensation Table total compensation to CAP is provided in the following table.
Average Non-PEO NEOs SCT Total Compensation to CAP Reconciliation
Year	Summary Compensation Table Total for Non-PEO NEOs ($)	Minus SCT Equity Awards ($)	Plus Year End Fair Value of Equity Awards Granted in the Year that and outstanding and unvested ($)	Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Plus Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Compensation Actually Paid for Non- PEO NEOs ($)
2022	3,972,278	-2,241,421	1,689,708	-473,166	-101,196	-34,053	2,812,149
2021	2,255,922	-1,328,274	1,185,299	-88,626	16,253	0	2,040,574
2020	2,257,115	-1,013,473	439,929	-193,334	-130,871	-559,448	799,916

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Pay Versus Performance Relationships
The following graphical comparisons describe the relationships between certain figures included in the Pay Versus Performance Table for each of 2022, 2021, and 2020, including: (a) a comparison between our cumulative total shareholder return and the total shareholder return of the peer group; and (b) comparisons between (i) the compensation actually paid to the PEOs and the average compensation actually paid to our non-PEO NEOs and (ii) each of Axalta’s total shareholder return, net income and Adjusted EBIT.

Compensation Actually Paid vs. Net Income [Text Block]
Pay Versus Performance Relationships
The following graphical comparisons describe the relationships between certain figures included in the Pay Versus Performance Table for each of 2022, 2021, and 2020, including: (a) a comparison between our cumulative total shareholder return and the total shareholder return of the peer group; and (b) comparisons between (i) the compensation actually paid to the PEOs and the average compensation actually paid to our non-PEO NEOs and (ii) each of Axalta’s total shareholder return, net income and Adjusted EBIT.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Pay Versus Performance Relationships
The following graphical comparisons describe the relationships between certain figures included in the Pay Versus Performance Table for each of 2022, 2021, and 2020, including: (a) a comparison between our cumulative total shareholder return and the total shareholder return of the peer group; and (b) comparisons between (i) the compensation actually paid to the PEOs and the average compensation actually paid to our non-PEO NEOs and (ii) each of Axalta’s total shareholder return, net income and Adjusted EBIT.

Total Shareholder Return Vs Peer Group [Text Block]
Pay Versus Performance Relationships
The following graphical comparisons describe the relationships between certain figures included in the Pay Versus Performance Table for each of 2022, 2021, and 2020, including: (a) a comparison between our cumulative total shareholder return and the total shareholder return of the peer group; and (b) comparisons between (i) the compensation actually paid to the PEOs and the average compensation actually paid to our non-PEO NEOs and (ii) each of Axalta’s total shareholder return, net income and Adjusted EBIT.

Tabular List [Table Text Block]
The five items listed below represent the most important financial performance measures used by the Company to link compensation actually paid to our Named Executive Officers for 2022 to the Company’s financial performance.
Most Important Measures Used by Axalta to Link Executive Compensation Actually Paid to Company Performance
Adjusted EBIT
Adjusted Free Cash Flow
Adjusted EPS
Return on Invested Capital
Total Shareholder Return
Please see “Annual Performance-Based Compensation” and “Long-Term Equity Incentive Awards” beginning on pages 64 and 68, respectively, for descriptions of how these metrics are used in our executive compensation program.

Total Shareholder Return Amount			$ 83.78	108.95	93.91
Peer Group Total Shareholder Return Amount			142.31	146.3	118.05
Net Income (Loss)			$ 192,000,000	$ 264,000,000	$ 122,000,000
Company Selected Measure Amount			633,000,000	620,000,000	537,000,000
PEO Name	Mr. Sachdev	Mr. Bryant		Mr. Bryant	Mr. Bryant
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBIT
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EPS
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Return on Invested Capital
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			Total Shareholder Return
Mr. Bryant [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 10,614,474	$ 6,775,219	$ 6,473,355
PEO Actually Paid Compensation Amount			1,261,318	4,817,133	2,367,048
Mr. Sachdev [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			6,602,134
PEO Actually Paid Compensation Amount			4,482,433
PEO [Member] | Mr. Bryant [Member] | SCT Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,877,099)	(4,670,206)	(4,434,836)
PEO [Member] | Mr. Bryant [Member] | Year End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	3,738,946	2,678,297
PEO [Member] | Mr. Bryant [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(959,254)	(1,476,578)
PEO [Member] | Mr. Bryant [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(17,101)	(67,571)	(471,539)
PEO [Member] | Mr. Bryant [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,458,956)	0	(401,652)
PEO [Member] | Mr. Sachdev [Member] | SCT Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,199,964)
PEO [Member] | Mr. Sachdev [Member] | Year End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,133,170
PEO [Member] | Mr. Sachdev [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mr. Sachdev [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(52,907)
PEO [Member] | Mr. Sachdev [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | SCT Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,241,421)	(1,328,274)	(1,013,473)
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,689,708	1,185,299	439,929
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(473,166)	(88,626)	(193,334)
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(101,196)	16,253	(130,871)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (34,053)	$ 0	$ (559,448)